Subsequent Events (Details) - Subsequent event $ in Millions	Jul. 29, 2016	Jul. 15, 2016 USD ($) item shares
Subsequent events
Term of the board of directors	3 years
HMM
Subsequent events
Percentage of charter hire rates payable under restructuring agreement		20.00%
Number of vessels earlier charter expiration | item		8
Number of vessels of which the charter rates payable was reduced | item		13
Number of shares issued | shares		4,637,558
Unsecured Notes Due December 2022 | HMM
Subsequent events
Principal amount of unsecured notes received | $		$ 6.2
Interest rate (as a percent)		3.00%
Unsecured Notes Due July 2024 | HMM
Subsequent events
Principal amount of unsecured notes received | $		$ 32.8
Interest rate (as a percent)		3.00%